Document And Entity Information (USD $)	12 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Entity Registrant Name	Origin Agritech LTD
Entity Central Index Key	0001321851
Current Fiscal Year End Date	--09-30
Entity Filer Category	Accelerated Filer
Trading Symbol	SEED
Entity Common Stock, Shares Outstanding	23,382,812
Document Type	20-F
Amendment Flag	true
Document Period End Date	Sep. 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0
Amendment Description	As reported in Item 18 of the Annual Report on Form 20-F filed on January 8, 2013, by Origin Aristech Limited, a British Virgin Islands corporation (the “Company”), Note 10 of the Company’s consolidated financial statements, Equity Investment, the Company owns a 30% equity interest in the Shijiazhuang Liyu Technology and Development Co., Ltd. (“Liyu”) and accounts for the investment under the equity method. For the year ended September 30, 2012, the Company recorded its pro-rata share of earnings in Liyu in the amount of RMB4,030,000, the proportion of which over the Company’s average income of the most recent five years is over 20%, therefore, the third condition of Rule 1-02(w) of Regulation S-X is met. As such, separate audited financial statements of Liyu are required under Rule 3-09 of Regulation S-X to be included in the Annual Report. The Company is amending its Annual Report on Form 20-F for the fiscal year ended September 30, 2012 to add the disclosures required by Rule 4-08(g) of Regulation S-X with respect to summarized financial information of Liyu in Note 10 of the Company’s consolidated financial statements and include the audited financial statements of Liyu. This amendment includes only Item 18, the signature page, and the certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits 12.1, 12.2, 13.1 and 13.2) and the consents of independent registered public accounting firms to incorporation of their reports on the Registrant's consolidated financial statements and Liyu’s financial statements (Exhibits 15.1 and 15.2).